PENSION PLANS	3 Months Ended	12 Months Ended
	Mar. 31, 2016	Dec. 31, 2015
Compensation and Retirement Disclosure [Abstract]
PENSION PLANS
PENSION PLANS AND RETIREMENT BENEFITS

Most of our employees participate in defined contribution pension plans. We provide a contribution to an individual retirement contribution account maintained with the Contributing Employee Ownership Plan (CEOP) primarily equal to an amount of between 5% and 10% of the employee’s eligible compensation. The defined contribution pension plans expense was $6.6 million and $4.3 million for the three months ended March 31, 2016 and 2015, respectively.

A portion of our bargaining hourly employees continue to participate in our domestic qualified defined benefit pension plans under a flat-benefit formula. Our funding policy for the qualified defined benefit pension plans is consistent with the requirements of federal laws and regulations. Our foreign subsidiaries maintain pension and other benefit plans, which are consistent with statutory practices. Our qualified defined benefit pension plan provides that if, within three years following a change of control of Olin, any corporate action is taken or filing made in contemplation of, among other things, a plan termination or merger or other transfer of assets or liabilities of the plan, and such termination, merger, or transfer thereafter takes place, plan benefits would automatically be increased for affected participants (and retired participants) to absorb any plan surplus (subject to applicable collective bargaining requirements).

We also provide certain postretirement health care (medical) and life insurance benefits for eligible active and retired domestic employees. The health care plans are contributory with participants’ contributions adjusted annually based on medical rates of inflation and plan experience.
Effective as of the Closing Date, we changed the approach used to measure service and interest costs for our defined benefit pension plans and on December 31, 2015 changed this approach for our other postretirement benefits. Prior to the change, we measured service and interest costs utilizing a single weighted-average discount rate derived from the yield curve used to measure the plan obligations. Subsequent to the change, we elected to measure service and interest costs by applying the specific spot rates along the yield curve to the plans’ estimated cash flows. We believe the new approach provides a more precise measurement of service and interest costs by aligning the timing of the plans’ liability cash flows to the corresponding spot rates on the yield curve. This change does not affect the measurement of our plan obligations. We have accounted for this change as a change in accounting estimate and, accordingly, have accounted for it on a prospective basis.
As of the Closing Date and as part of the Acquisition, our U.S. qualified defined benefit pension plan assumed certain U.S. qualified defined benefit pension obligations and assets related to active employees and certain terminated, vested retirees of the Acquired Business with a net liability of $281.7 million. In connection therewith, pension assets will be transferred from TDCC’s U.S. qualified defined benefit pension plans to our U.S. qualified defined benefit pension plan. Immediately prior to the Acquisition, the Acquired Business’s participant accounts assumed in the Acquisition were closed to new participants and were no longer accruing additional benefits.
Also as of the Closing Date, we assumed certain accrued defined benefit pension liabilities relating to employees of TDCC in Germany, Switzerland and other international locations who transferred to Olin in connection with the Acquisition. The net liability assumed as of the Closing Date was $160.6 million.

	Pension Benefits		Other Postretirement Benefits
	Three Months Ended March 31,		Three Months Ended March 31,
	2016	2015	2016	2015
Components of Net Periodic Benefit (Income) Cost	($ in millions)
Service cost	$3.2	$1.6	$0.3	$0.3
Interest cost	22.4	20.6	0.5	0.6
Expected return on plans’ assets	(39.8)	(35.6)	—	—
Recognized actuarial loss	5.3	7.5	0.8	0.9
Curtailments/settlements	—	0.1	—	0.1
Net periodic benefit (income) cost	$(8.9)	$(5.8)	$1.6	$1.9

For the three months ended March 31, 2015, we recorded a curtailment charge of $0.2 million associated with permanently closing a portion of the Becancour, Canada chlor alkali facility that has been shut down since late June 2014. This charge was included in restructuring charges for the three months ended March 31, 2015.

We made cash contributions to our international qualified defined benefit pension plans of $0.5 million and $0.2 million for the three months ended March 31, 2016 and 2015, respectively.

PENSION PLANS

Most of our domestic employees participate in defined contribution pension plans.  We provide a contribution to an individual retirement contribution account maintained with the Contributing Employee Ownership Plan (CEOP) equal to an amount of between 5% and 10% of the employee’s eligible compensation.  The defined contribution pension plans expense was $18.1 million, $16.1 million and $15.4 million for 2015, 2014 and 2013, respectively.

A portion of our bargaining hourly employees continue to participate in our domestic defined benefit pension plans under a flat-benefit formula.  Our funding policy for the defined benefit pension plans is consistent with the requirements of federal laws and regulations.  Our foreign subsidiaries maintain pension and other benefit plans, which are consistent with statutory practices.  Our defined benefit pension plan provides that if, within three years following a change of control of Olin, any corporate action is taken or filing made in contemplation of, among other things, a plan termination or merger or other transfer of assets or liabilities of the plan, and such termination, merger or transfer thereafter takes place, plan benefits would automatically be increased for affected participants (and retired participants) to absorb any plan surplus (subject to applicable collective bargaining requirements).

Effective as of the Closing Date, we changed the approach used to measure service and interest costs for our defined benefit pension plans. Prior to the Closing Date, we measured service and interest costs utilizing a single weighted-average discount rate derived from the yield curve used to measure the plan obligations. Subsequent to the Closing Date, we elected to measure service and interest costs by applying the specific spot rates along the yield curve to the plans’ estimated cash flows. We believe the new approach provides a more precise measurement of service and interest costs by aligning the timing of the plans’ liability cash flows to the corresponding spot rates on the yield curve. This change does not affect the measurement of our plan obligations. We have accounted for this change as a change in accounting estimate and, accordingly, have accounted for it on a prospective basis.

During the fourth quarter of 2014, the Society of Actuaries (SOA) issued the final report of its mortality tables and mortality improvement scales. The updated mortality data reflected increasing life expectancies in the U.S. During the third quarter of 2012, the “Moving Ahead for Progress in the 21st Century Act” (MAP-21) became law. The law changed the mechanism for determining interest rates to be used for calculating minimum defined benefit pension plan funding requirements. Interest rates are determined using an average of rates for a 25-year period, which can have the effect of increasing the annual discount rate, reducing the defined benefit pension plan obligation, and potentially reducing or eliminating the minimum annual funding requirement. The law also increased premiums paid to the PBGC. During the third quarter of 2014, the “Highway and Transportation Funding Act” (HATFA 2014) became law, which includes an extension of MAP-21’s defined benefit plan funding stabilization relief. Based on our plan assumptions and estimates, we will not be required to make any cash contributions to the domestic qualified defined benefit pension plan at least through 2016.

As of the Closing Date and as part of the Acquisition, our U.S. qualified defined benefit pension plan assumed certain U.S. qualified defined benefit pension obligations and assets related to active employees and certain terminated, vested retirees of the Acquired Business with an estimated net liability of $286.5 million, subject to certain post-closing adjustments. In connection therewith, pension assets will be transferred from TDCC’s U.S. qualified defined benefit pension plans to our U.S. qualified defined benefit pension plan. Immediately prior to the Acquisition, the Acquired Business’s participant accounts assumed in the Acquisition were closed to new participants and were no longer accruing additional benefits.

Also as of the Closing Date, we assumed certain accrued defined benefit pension liabilities relating to employees of TDCC in Germany, Switzerland and other international locations who transferred to Olin in connection with the Acquisition. The estimated net liability assumed as of the Closing Date was $160.6 million, subject to post-closing adjustments.
Pension Obligations and Funded Status

Changes in the benefit obligation and plan assets were as follows:

	December 31, 2015			December 31, 2014
	($ in millions)			($ in millions)
Change in Benefit Obligation	U.S.	Foreign	Total	U.S.	Foreign	Total
Benefit obligation at beginning of year	$2,116.5	$66.3	$2,182.8	$1,916.5	$62.2	$1,978.7
Service cost	2.1	2.2	4.3	2.3	0.5	2.8
Interest cost	80.2	3.1	83.3	83.8	2.7	86.5
Actuarial (gain) loss	(45.8)	1.8	(44.0)	245.8	9.8	255.6
Benefits paid	(205.6)	(2.8)	(208.4)	(131.9)	(3.6)	(135.5)
Curtailments/settlements	12.6	0.1	12.7	—	0.2	0.2
Business combination	498.5	171.4	669.9	—	—	—
Currency translation adjustments	—	(14.7)	(14.7)	—	(5.5)	(5.5)
Benefit obligation at end of year	$2,458.5	$227.4	$2,685.9	$2,116.5	$66.3	$2,182.8

	December 31, 2015			December 31, 2014
	($ in millions)			($ in millions)
Change in Plan Assets	U.S.	Foreign	Total	U.S.	Foreign	Total
Fair value of plans’ assets at beginning of year	$1,915.4	$63.3	$1,978.7	$1,798.6	$62.1	$1,860.7
Actual return on plans’ assets	(25.4)	0.4	(25.0)	244.2	9.4	253.6
Employer contributions	77.6	1.0	78.6	4.5	0.9	5.4
Benefits paid	(205.6)	(2.8)	(208.4)	(131.9)	(3.6)	(135.5)
Business combination	212.0	10.8	222.8	—	—	—
Currency translation adjustments	—	(10.2)	(10.2)	—	(5.5)	(5.5)
Fair value of plans’ assets at end of year	$1,974.0	$62.5	$2,036.5	$1,915.4	$63.3	$1,978.7

	December 31, 2015			December 31, 2014
	($ in millions)			($ in millions)
Funded Status	U.S.	Foreign	Total	U.S.	Foreign	Total
Qualified plans	$(480.8)	$(163.5)	$(644.3)	$(137.5)	$(1.2)	$(138.7)
Non-qualified plans	(3.7)	(1.4)	(5.1)	(63.6)	(1.8)	(65.4)
Total funded status	$(484.5)	$(164.9)	$(649.4)	$(201.1)	$(3.0)	$(204.1)

Under ASC 715 we recorded a $78.8 million after-tax charge ($125.4 million pretax) to shareholders’ equity as of December 31, 2015 for our pension plans.  This charge reflected unfavorable performance on plan assets during 2015, partially offset by a 50-basis point increase in the domestic pension plans’ discount rate.  In 2014, we recorded an $84.8 million after-tax charge ($138.9 million pretax) to shareholders’ equity as of December 31, 2014 for our pension plans.  This charge reflected a 60-basis point decrease in the plans’ discount rate and the negative impact of the newly mandated mortality tables, partially offset by favorable performance on plan assets during rate.

The $44.0 million actuarial gain for 2015 was primarily due to a 50-basis point increase in the domestic pension plans’ discount rate. The $12.7 million curtailments/settlements for 2015 was primarily due to the change in control which created a mandatory acceleration of payments under the domestic non-qualified pension plan as a result of the Acquisition. The $255.6 million actuarial loss for 2014 was primarily due to a 60-basis point decrease in the plans’ discount rate and the negative impact of the newly mandated mortality tables. Our benefit obligation as of December 31, 2014 increased approximately $90.0 as a result of the newly mandated mortality tables.

Amounts recognized in the consolidated balance sheets consisted of:

	December 31, 2015			December 31, 2014
	($ in millions)			($ in millions)
	U.S.	Foreign	Total	U.S.	Foreign	Total
Accrued benefit in current liabilities	$(0.4)	$(0.1)	$(0.5)	$(21.8)	$(0.3)	$(22.1)
Accrued benefit in noncurrent liabilities	(484.1)	(164.8)	(648.9)	(179.3)	(2.7)	(182.0)
Accumulated other comprehensive loss	714.2	26.6	740.8	654.8	23.0	677.8
Net balance sheet impact	$229.7	$(138.3)	$91.4	$453.7	$20.0	$473.7

At December 31, 2015 and 2014, the benefit obligation of non-qualified pension plans was $5.1 million and $65.4 million, respectively, and was included in the above pension benefit obligation.  There were no plan assets for these non-qualified pension plans.  Benefit payments for the non-qualified pension plans are expected to be as follows:  2016—$0.5 million; 2017—$0.5 million; 2018—$0.4 million; 2019—$0.5 million; and 2020—$0.6 million.  Benefit payments for the qualified plans are projected to be as follows:  2016—$135.9 million; 2017—$135.7 million; 2018—$136.5 million; 2019—$136.6 million; and 2020—$136.7 million.

	December 31,
	2015	2014
	($ in millions)
Projected benefit obligation	$2,685.9	$2,182.8
Accumulated benefit obligation	2,655.0	2,170.8
Fair value of plan assets	2,036.5	1,978.7

	Years Ended December 31,
	2015	2014	2013
Components of Net Periodic Benefit Costs (Income)	($ in millions)
Service cost	$7.8	$5.3	$6.2
Interest cost	83.3	86.5	81.1
Expected return on plans’ assets	(147.4)	(139.5)	(137.5)
Amortization of prior service cost	1.6	2.2	1.9
Recognized actuarial loss	26.2	20.3	27.8
Curtailments/settlements	47.2	0.2	—
Net periodic benefit costs (income)	$18.7	$(25.0)	$(20.5)

Included in Other Comprehensive Loss (Pretax)
Liability adjustment	$125.4	$138.9	$14.4
Amortization of prior service costs and actuarial losses	(62.4)	(22.7)	(29.7)

The $47.2 million curtailments/settlements for 2015 were due to a settlement of $47.1 million of costs incurred as a result of the change in control which created a mandatory acceleration of payments under the domestic non-qualified pension plan as a result of the Acquisition. Also, for the years ended December 31, 2015 and 2014, we recorded a curtailment charge of $0.1 million and $0.2 million, respectively, associated with permanently closing a portion of the Becancour, Canada chlor alkali facility that has been shut down since late June 2014. These charges were included in restructuring charges.

The defined benefit pension plans’ actuarial loss that will be recognized from accumulated other comprehensive loss into net periodic benefit income in 2016 will be approximately $22 million.

The service cost and the amortization of prior service cost components of pension expense related to the employees of the operating segments are allocated to the operating segments based on their respective estimated census data.

Pension Plan Assumptions

Certain actuarial assumptions, such as discount rate and long-term rate of return on plan assets, have a significant effect on the amounts reported for net periodic benefit cost and accrued benefit obligation amounts.  We use a measurement date of December 31 for our pension plans.

	U.S. Pension Benefits			Foreign Pension Benefits
Weighted-Average Assumptions	2015	2014	2013	2015	2014	2013
Discount rate—periodic benefit cost	3.9%	4.5%	3.9%	2.8%	4.8%	4.2%
Expected return on assets	7.75%	7.75%	7.75%	6.0%	7.5%	7.75%
Rate of compensation increase	3.0%	3.0%	3.0%	3.0%	3.5%	3.5%
Discount rate—benefit obligation	4.4%	3.9%	4.5%	2.7%	3.9%	4.8%

The discount rate is based on a hypothetical yield curve represented by a series of annualized individual zero-coupon bond spot rates for maturities ranging from one-half to thirty years.  The bonds used in the yield curve must have a rating of AA or better per Standard & Poor’s, be non-callable, and have at least $250 million par outstanding.  The yield curve is then applied to the projected benefit payments from the plan.  Based on these bonds and the projected benefit payment streams, the single rate that produces the same yield as the matching bond portfolio, rounded to the nearest quarter point, is used as the discount rate.

The long-term expected rate of return on plan assets represents an estimate of the long-term rate of returns on the investment portfolio consisting of equities, fixed income and alternative investments.  We use long-term historical actual return information, the allocation mix of investments that comprise plan assets, and forecast estimates of long-term investment returns, including inflation rates, by reference to external sources.  The historic rates of return on plan assets have been 7.5% for the last 5 years, 9.3% for the last 10 years and 8.0% for the last 15 years.  The following rates of return by asset class were considered in setting the long-term rate of return assumption:

U.S. equities	9%	to	13%
Non-U.S. equities	10%	to	14%
Fixed income/cash	5%	to	9%
Alternative investments	5%	to	15%
Absolute return strategies	8%	to	12%

Plan Assets

Our pension plan asset allocation at December 31, 2015 and 2014, by asset class was as follows:

	Percentage of Plan Assets
Asset Class	2015	2014
U.S. equities	4%	4%
Non-U.S. equities	6%	7%
Fixed income/cash	47%	52%
Acquisition plan receivable	10%	—%
Alternative investments	19%	21%
Absolute return strategies	14%	16%
Total	100%	100%

The Alternative Investments asset class includes hedge funds, real estate and private equity investments.  The Alternative Investments class is intended to help diversify risk and increase returns by utilizing a broader group of assets.

Absolute Return Strategies further diversify the plan’s assets through the use of asset allocations that seek to provide a targeted rate of return over inflation.  The investment managers allocate funds within asset classes that they consider to be undervalued in an effort to preserve gains in overvalued asset classes and to find opportunities in undervalued asset classes.

A master trust was established by our pension plan to accumulate funds required to meet benefit payments of our plan and is administered solely in the interest of our plan’s participants and their beneficiaries.  The master trust’s investment horizon is long term.  Its assets are managed by professional investment managers or invested in professionally managed investment vehicles.

Our pension plan maintains a portfolio of assets designed to achieve an appropriate risk adjusted return.  The portfolio of assets is also structured to protect the funding level from the negative impacts of interest rate changes on the asset and liability values.  This is accomplished by investing in a portfolio of assets with a maturity duration that approximately matches the duration of the plan liabilities.  Risk is managed by diversifying assets across asset classes whose return patterns are not highly correlated, investing in passively and actively managed strategies and in value and growth styles, and by periodic rebalancing of asset classes, strategies and investment styles to objectively set targets.

As of December 31, 2015, the following target allocation and ranges have been set for each asset class:

Asset Class	Target Allocation	Target Range
U.S. equities	6%	0-14
Non-U.S. equities	6%	0-14
Fixed income/cash	61%	48-80
Alternative investments	7%	0-28
Absolute return strategies	20%	10-30

We have international qualified defined benefit pension plans to which we made cash contributions of $0.9 million and $0.8 million in 2015 and 2014, respectively, and we anticipate less than $5 million of cash contributions to international qualified defined benefit pension plans in 2016.

Determining which hierarchical level an asset or liability falls within requires significant judgment.  The following table summarizes our domestic and foreign defined benefit pension plan assets measured at fair value as of December 31, 2015:

Asset Class	Quoted Prices In Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
	($ in millions)
Equity securities
U.S. equities	$36.4	$43.2	$—	$79.6
Non-U.S. equities	0.8	121.9	—	122.7
Acquisition plan receivable	—	—	212.0	212.0
Fixed income/cash
Cash	60.1	—	—	60.1
Government treasuries	—	425.6	2.0	427.6
Corporate debt instruments	0.3	301.9	12.0	314.2
Asset-backed securities	—	155.6	—	155.6
Alternative investments
Hedge fund of funds	—	—	335.6	335.6
Real estate funds	—	—	27.4	27.4
Private equity funds	—	—	18.4	18.4
Absolute return strategies	—	264.6	18.7	283.3
Total assets	$97.6	$1,312.8	$626.1	$2,036.5

The following table summarizes our domestic and foreign defined benefit pension plan assets measured at fair value as of December 31, 2014:

Asset Class	Quoted Prices In Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
	($ in millions)
Equity securities
U.S. equities	$69.8	$12.4	$—	$82.2
Non-U.S. equities	35.4	115.5	—	150.9
Fixed income/cash
Cash	65.7	—	—	65.7
Government treasuries	—	465.6	4.3	469.9
Corporate debt instruments	0.4	329.7	9.6	339.7
Asset-backed securities	—	150.5	—	150.5
Alternative investments
Hedge fund of funds	—	—	358.8	358.8
Real estate funds	—	—	34.0	34.0
Private equity funds	—	—	17.7	17.7
Absolute return strategies	—	289.0	20.3	309.3
Total assets	$171.3	$1,362.7	$444.7	$1,978.7

U.S. equities—This class included actively and passively managed equity investments in common stock and commingled funds comprised primarily of large-capitalization stocks with value, core and growth strategies.

Non-U.S. equities—This class included actively managed equity investments in commingled funds comprised primarily of international large-capitalization stocks from both developed and emerging markets.

Acquisition plan receivable—This class included pension assets which will be transferred from TDCC’s U.S. qualified defined benefit pension plan trustee to our qualified defined benefit pension plan trustee in the form of cash related to the Acquisition. This amount is subject to certain post-closing adjustments.

Fixed income and cash—This class included commingled funds comprised of debt instruments issued by the U.S. and Canadian Treasuries, U.S. Agencies, corporate debt instruments, asset- and mortgage-backed securities and cash.

Hedge fund of funds—This class included a hedge fund which invests in the following types of hedge funds:

Event driven hedge funds—This class included hedge funds that invest in securities to capture excess returns that are driven by market or specific company events including activist investment philosophies and the arbitrage of equity and private and public debt securities.

Market neutral hedge funds—This class included investments in U.S. and international equities and fixed income securities while maintaining a market neutral position in those markets.

Other hedge funds—This class primarily included long-short equity strategies and a global macro fund which invested in fixed income, equity, currency, commodity and related derivative markets.

Real estate funds—This class included several funds that invest primarily in U.S. commercial real estate.

Private equity funds—This class included several private equity funds that invest primarily in infrastructure and U.S. power generation and transmission assets.

Absolute return strategies—This class included multiple strategies which use asset allocations that seek to provide a targeted rate of return over inflation.  The investment managers allocate funds within asset classes that they consider to be undervalued in an effort to preserve gains in overvalued asset classes and to find opportunities in undervalued asset classes.

U.S. equities and non-U.S. equities are primarily valued at the net asset value provided by the independent administrator or custodian of the commingled fund.  The net asset value is based on the value of the underlying equities, which are traded on an active market.  U.S. equities are also valued at the closing price reported in an active market on which the individual securities are traded.  Fixed income investments are primarily valued at the net asset value provided by the independent administrator or custodian of the fund.  The net asset value is based on the underlying assets, which are valued using inputs such as the closing price reported, if traded on an active market, values derived from comparable securities of issuers with similar credit ratings, or under a discounted cash flow approach that utilizes observable inputs, such as current yields of similar instruments, but includes adjustments for risks that may not be observable such as certain credit and liquidity risks.  Alternative investments are primarily valued at the net asset value as determined by the independent administrator or custodian of the fund.  The net asset value is based on the underlying investments, which are valued using inputs such as quoted market prices of identical instruments, discounted future cash flows, independent appraisals and market-based comparable data.  Absolute return strategies are commingled funds which reflect the fair value of our ownership interest in these funds.  The investments in these commingled funds include some or all of the above asset classes and are primarily valued at net asset values based on the underlying investments, which are valued consistent with the methodologies described above for each asset class.

The following table summarizes the activity for our defined benefit pension plans level 3 assets for the year ended December 31, 2015:

	December 31, 2014	Realized Gain/(Loss)	Unrealized Gain/(Loss) Relating to Assets Held at Period End	Purchases, Sales, Settlements, and Other	Transfers In/(Out)	December 31, 2015
	($ in millions)
Acquisition plan receivable	$—	$—	$—	$212.0	$—	$212.0
Fixed income/cash
Government treasuries	4.3	—	(0.7)	(1.6)	—	2.0
Corporate debt instruments	9.6	0.5	(0.2)	2.1	—	12.0
Alternative investments
Hedge fund of funds	358.8	7.2	(3.4)	(27.0)	—	335.6
Real estate funds	34.0	2.4	3.7	(12.7)	—	27.4
Private equity funds	17.7	0.2	0.8	(0.3)	—	18.4
Absolute return strategies	20.3	—	(0.5)	(1.1)	—	18.7
Total level 3 assets	$444.7	$10.3	$(0.3)	$171.4	$—	$626.1

The following table summarizes the activity for our defined benefit pension plans level 3 assets for the year ended December 31, 2014:

	December 31, 2013	Realized Gain/(Loss)	Unrealized Gain/(Loss) Relating to Assets Held at Period End	Purchases, Sales, Settlements, and Other	Transfers In/(Out)	December 31, 2014
	($ in millions)
Fixed income/cash
Government treasuries	$4.5	$—	$(0.3)	$0.1	$—	$4.3
Corporate debt instruments	21.5	2.0	(1.3)	(12.6)	—	9.6
Alternative investments
Hedge fund of funds	315.9	—	17.9	25.0	—	358.8
Real estate funds	35.7	1.6	2.0	(5.3)	—	34.0
Private equity funds	17.9	—	(0.2)	—	—	17.7
Absolute return strategies	18.7	—	0.8	0.8	—	20.3
Total level 3 assets	$414.2	$3.6	$18.9	$8.0	$—	$444.7